INCOME TAXES (Details)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Effective tax rate	28.20%	30.30%
Percentage increase in effective tax rates due to discrete items	3.00%	5.00%